                 HARTFORD SELECT LEADERS (SERIES I AND IR)
                          SEPARATE ACCOUNT THREE
                     HARTFORD LIFE INSURANCE COMPANY

                           FILE NO. 333-35000

                     SUPPLEMENT DATED NOVEMBER 18, 2004
                     TO THE PROSPECTUS DATED MAY 3, 2004

            SUPPLEMENT DATED NOVEMBER 18, 2004 TO YOUR PROSPECTUS

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the prospectus are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5105